Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2015
Notes Tables
Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable [Table Text Block]
	Years ended October 31,
	2015	2014	2013
Balance at beginning of year	$92,988	$74,073	$92,148
Bad debt expense (recovery)	(16,889)	18,915	20,461
Losses charged to allowance	(13,088)	—	(38,922)
Recoveries added to allowance	—	—	386
Balance at end of year	$63,011	$92,988	$74,073